SUBSEQUENT EVENTS (Details) £ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Apr. 27, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 GBP (£)	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Certain lease costs incurred					$ 4,150	$ 3,813	$ 3,933
Reduction-In-Force Plan
Subsequent Event [Line Items]
One-time expense incurred					$ 2,101
Subsequent Event
Subsequent Event [Line Items]
Gross refunds n rent deposits		$ 2,316	£ 1,735
Rent deposit		761	570
Certain lease costs incurred		$ 238	£ 178
Aggregate amount of termination-related entitlements deferred	$ 1,300
Subsequent Event | Minimum
Subsequent Event [Line Items]
Annual accrued interest rate on deferred amounts	18.00%
Subsequent Event | Maximum
Subsequent Event [Line Items]
Annual accrued interest rate on deferred amounts	25.00%
Subsequent Event | Reduction-In-Force Plan
Subsequent Event [Line Items]
One-time expense incurred				$ 206